STOCKHOLDERS' DEFICIT (Details) - Stock option [Member]	9 Months Ended
Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning | shares	2,000,000
Granted | shares	2,352,619
Outstanding at ending | shares	4,352,619
Options vested and expected to vest | shares	1,214,034
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning | $ / shares	$ 0.54
Granted | $ / shares	0.61
Outstanding at ending | $ / shares	0.58
Options vested and expected to vest | $ / shares	$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Contractual Life [Roll Forward]
Outstanding at beginning	3 years 10 months 13 days
Granted	9 years 9 months 18 days
Outstanding at ending	7 years 25 days
Options vested and expected to vest	4 years 6 months 3 days